Other Operating Expenses - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Other Operating Expense [Abstract]
Payment gateway and other charges	$ 82,201	$ 82,509	$ 69,415
Outsourcing expenses	32,468	32,812	27,268
Website hosting charges	33,107	26,646	24,215
Travelling and conveyance	5,206	4,536	3,776
Communication	5,162	4,801	6,599
Technology and maintenance	10,786	8,252	7,411
Distribution costs	57,762	51,927	40,045
Legal and professional	7,812	5,988	5,120
Impairment provision for non-financial assets			10,047
Intangible assets written off	1,755	1,481	982
Miscellaneous expenses	17,001	12,953	9,955
Total	$ 253,260	$ 231,905	$ 204,833